Investment securities and fair value disclosure - Fair value hierarchy (Details) - Recurring basis - CNY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Assets
Short-term investments	¥ 28,478	¥ 3,262
Restricted cash and escrow receivables	15,479	8,518
Listed equity securities	66,303	61,202
Convertible bonds		2,742
Convertible and exchangeable bonds	4,704
Interest rate swaps		331
Call option agreements	1,666
Others	8,110	3,207
Assets	124,740	79,262
Liabilities
Contingent consideration in relation to investments and acquisitions	4,400	5,122
Interest rate swap contracts and others	494
Liabilities	4,894	5,122
Level 1
Assets
Short-term investments	64	3,262
Restricted cash and escrow receivables	15,479	8,518
Listed equity securities	66,303	61,202
Convertible bonds		244
Others	144	604
Assets	81,990	73,830
Level 2
Assets
Short-term investments	28,414
Convertible and exchangeable bonds	709
Interest rate swaps		331
Call option agreements	1,521
Others	5,114	1,444
Assets	35,758	1,775
Liabilities
Interest rate swap contracts and others	156
Liabilities	156
Level 3
Assets
Convertible bonds		2,498
Convertible and exchangeable bonds	3,995
Call option agreements	145
Others	2,852	1,159
Assets	6,992	3,657
Liabilities
Contingent consideration in relation to investments and acquisitions	4,400	5,122
Interest rate swap contracts and others	338
Liabilities	¥ 4,738	¥ 5,122